Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenue	$ 33,983	$ 26,358	[1]	$ 71,441	$ 66,061	$ 92,891	$ 109,257	$ 77,324
Cost of goods sold	26,722	20,621		54,821	48,578	69,859	81,397	55,814
Gross profit	7,261	5,737	[1]	16,620	17,483	23,032	27,860	21,510
Expenses:
Selling and operating	6,599	7,924		18,916	23,439	29,807	23,634	16,717
General and administrative	1,547	3,214		5,126	6,408	8,909	4,109	2,772
Acquisition and other costs	555			555			2,393
Goodwill and other asset impairments		22,012			22,012	22,012
Total expenses	8,701	33,150		24,597	51,859	60,728	30,136	19,489
Income (loss) from operations	(1,440)	(27,413)		(7,977)	(34,376)	(37,696)	(2,276)	2,021
Interest and other expense	(646)	(136)		(802)	(295)	(790)	(184)	15
Income (loss) before income taxes	(2,086)	(27,549)	[1]	(8,779)	(34,671)	(38,486)	(2,460)	2,036
Income tax expense (benefit)	8	11,468		17	8,720	8,720	(560)	797
Net income (loss).	$ (2,094)	$ (39,017)	[1]	$ (8,796)	$ (43,391)	$ (47,206)	$ (1,900)	$ 1,239
Net income (loss) per share:
Basic and diluted						$ (1.77)	$ (0.08)	$ 0.07
Basic	$ (0.07)	$ (1.46)		$ (0.31)	$ (1.63)	$ (1.77)	$ (0.08)	$ 0.07
Diluted	$ (0.07)	$ (1.46)	[1]	$ (0.31)	$ (1.63)	$ (1.77)	$ (0.08)	$ 0.07
Weighted average shares outstanding:
Basic	30,044	26,677		28,276	26,672	26,673	23,572	18,301
Diluted	30,044	26,677	[1]	28,276	26,672	26,673	23,572	18,367

[1]	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.